Label	Element	Value
GMO Benchmark-Free Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO BENCHMARK-FREE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2022, the Fund’s portfolio turnover rate (excluding short-term investments) was 7% of the average value of its portfolio securities.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect applicable expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in asset classes GMO believes offer the most attractive return and risk opportunities. GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of particular asset classes in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.
The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in Implementation Fund. In addition, the Fund may invest in any other GMO Fund (together with Implementation Fund, the “underlying GMO Funds”), whether now existing or created in the future. These underlying GMO Funds may include, among others, Opportunistic Income Fund, Emerging Country Debt Fund, High Yield Fund, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”).
The Fund is permitted to invest (directly or through Implementation Fund or other underlying GMO Funds) in any asset class (e.g., U.S. equity, non-U.S. equity, emerging country equity, U.S. fixed income, non-U.S. fixed income, emerging country debt and commodities), strategy (including event-driven strategies), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, region, or currency or companies with similar market capitalizations. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, and, in the case of debt instruments, of any credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)), maturity or duration. The Fund typically has substantial exposure to derivatives and short-sales through its investment in Implementation Fund and the other underlying GMO Funds. GMO’s ability to shift investments within Implementation Fund and between Implementation Fund and the other underlying GMO Funds is not subject to any limits.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities. The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
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Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce the desired results, including the annualized returns and volatility the Fund is seeking to achieve. Even if the Fund achieves those returns or that volatility over a market cycle, it may experience shorter periods of significantly lower returns or higher volatility, or both. Over the three-year period and the period beginning with the inception of the Fund’s current investment strategy (July 23, 2003), in each case ending December 31, 2021, the Fund’s annualized net return (Class III shares, before taxes) less the Consumer Price Index was 0.37% and 4.78%, respectively. Over the three-year period and the period beginning July 31, 2003, in each case ending December 31, 2021, the Fund’s annualized net standard deviation (calculated using monthly net returns, before taxes) was 10.22% and 7.54%, respectively. See also “Performance” below. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. When an underlying fund writes put options on stock indices, the value of those options will decline when the value of those indices declines. The value of an index depends on the value of the equity securities in the index. Also, an underlying fund’s investment strategy of writing put options on stock indices can be expected to cause that strategy to underperform relative to those indices when the value of those indices rises sharply. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the Fund’s net asset value. In addition, the value of an underlying fund’s shares will be adversely affected if the equities or other assets that are the subjects of the underlying fund’s short exposures appreciate in value.

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Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

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Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

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Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

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Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

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Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

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Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to the risk that Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer makes no interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its investment.
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Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

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Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

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Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

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Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

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Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

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Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

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Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

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Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect particular economies and markets as well as global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

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Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, have resulted, and may continue to result, in delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

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Focused Investment Risk – Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

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Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Fund has been managed as a standalone investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares*Years Ending December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
* The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 7.84% (2Q2020) Lowest Quarter: -16.05% (1Q2020) Year-to-Date (as of 3/31/22): -2.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsPeriods Ending December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
GMO Benchmark-Free Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total annual fund operating expenses after expense reimbursement/ waiver (fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,415
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	366
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,415
Annual Return 2012	rr_AnnualReturn2012	10.01%
Annual Return 2013	rr_AnnualReturn2013	10.73%
Annual Return 2014	rr_AnnualReturn2014	1.21%
Annual Return 2015	rr_AnnualReturn2015	(4.28%)
Annual Return 2016	rr_AnnualReturn2016	3.40%
Annual Return 2017	rr_AnnualReturn2017	13.04%
Annual Return 2018	rr_AnnualReturn2018	(5.35%)
Annual Return 2019	rr_AnnualReturn2019	11.62%
Annual Return 2020	rr_AnnualReturn2020	(2.49%)
Annual Return 2021	rr_AnnualReturn2021	2.96%
1 Year	rr_AverageAnnualReturnYear01	2.96%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.70%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003	[3]
GMO Benchmark-Free Allocation Fund | Class III | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.82%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.06%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003	[3]
GMO Benchmark-Free Allocation Fund | Class III | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.33%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.71%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.86%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003	[3]
GMO Benchmark-Free Allocation Fund | Class III | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO Benchmark-Free Allocation Fund | Class III | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO Benchmark-Free Allocation Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total annual fund operating expenses after expense reimbursement/ waiver (fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	611
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	611
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,358
1 Year	rr_AverageAnnualReturnYear01	2.99%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2012
GMO Benchmark-Free Allocation Fund | Class IV | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2012
GMO Benchmark-Free Allocation Fund | Class IV | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2012
GMO Benchmark-Free Allocation Fund | Class MF
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.75%	[1],[4]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[4]
Total annual fund operating expenses after expense reimbursement/ waiver (fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	611
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	611
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,358
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
GMO Benchmark-Free Allocation Fund | Class MF | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
GMO Benchmark-Free Allocation Fund | Class MF | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
GMO Benchmark-Free Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total annual fund operating expenses after expense reimbursement/ waiver (fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,415
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	366
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,415
1 Year	rr_AverageAnnualReturnYear01	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
GMO Benchmark-Free Allocation Fund | Class R6 | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.69%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
GMO Benchmark-Free Allocation Fund | Class R6 | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
GMO Benchmark-Free Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%	[5]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[5]
Total annual fund operating expenses after expense reimbursement/ waiver (fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,539
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	399
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	696
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,539
1 Year	rr_AverageAnnualReturnYear01	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2019
GMO Benchmark-Free Allocation Fund | Class I | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2019
GMO Benchmark-Free Allocation Fund | Class I | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2019

[1]	Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares other than Class MF shares, as well as the supplemental support fee for class MF shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO also has contractually agreed to waive or reduce, through at least June 30, 2023, the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”).
[2]	Consists of approximately 0.07% in underlying fund fees and expenses, less than 0.01% in interest expense and borrowing costs for investments sold short incurred by underlying funds, 0.29% in dividend expenses on short sales incurred by underlying funds and less than 0.01% in purchase premiums and redemption fees paid to underlying funds. The underlying funds also receive income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
[3]	The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.
[4]	GMO has contractually agreed to reduce the rate of the supplemental support fees charged each month to the Fund’s Class MF shares based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. This rate will be calculated before giving effect to any other reduction or waiver. This reduction will continue through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[5]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.